Payments, by Category - 12 months ended Dec. 31, 2025	USD ($)
Payments:
Taxes	$ 3,742,336	[1]
Comm. Social Resp.	40,252,145	[2]
Total Payments	$ 43,994,481

[1]	Payments include United States federal black lung excise taxes.
[2]	Payments include United States federal employer related payroll taxes, reclamation fees, and pension benefit guarantee corporation fees.